TAXES BASED ON INCOME (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Taxes Based on Income
Unrecognized tax benefits	$ 122.6	$ 137.2	$ 121.6
Unrecognized tax benefits, if recognized, would reduce annual effective income tax rate	98.7	96.7
Interest expense and penalties recognized in current year for uncertain tax positions	(1.3)	2.7	5.5
Accrued interest and penalties for uncertain tax positions, net of tax benefit	$ 26.7	$ 29.2